Property and Equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property and Equipment
13.	Property and Equipment
(1)    Property and equipment as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
(In millions of won)	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	972,800	—	—	972,800
Buildings		1,692,239	(897,336)	(450)	794,453
Structures		922,637	(629,757)	(1,601)	291,279
Machinery		35,770,485	(27,771,040)	(1,518)	7,997,927
Other		1,718,337	(1,230,128)	(493)	487,716
Right-of-use assets		2,229,945	(669,389)	(1,223)	1,559,333
Construction in progress		767,751	—	—	767,751

	￦	44,074,194	(31,197,650)	(5,285)	12,871,259

	December 31, 2020
(In millions of won)	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	1,039,323	—	—	1,039,323
Buildings		1,747,445	(888,389)	(450)	858,606
Structures		913,102	(594,098)	(1,601)	317,403
Machinery		36,152,031	(27,761,449)	(14,370)	8,376,212
Other		2,047,405	(1,391,201)	(2,588)	653,616
Right-of-use assets		1,961,346	(489,311)	—	1,472,035
Construction in progress		659,882	—	—	659,882

	￦	44,520,534	(31,124,448)	(19,009)	13,377,077

(2)	Changes in property and equipment for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021
	Beginning balance		Acquisition	Disposal	Transfer	Deprecia- tion(*1)	Impairment(*2)	Business combina- tion(*3)	Spin-off	Ending balance
Land	￦	1,039,323	634	(21,557)	24,789	—	—	—	(70,389)	972,800
Buildings		858,606	3,919	(9,706)	47,612	(55,818)	—	639	(50,799)	794,453
Structures		317,403	2,482	(6,124)	16,546	(37,968)	—	—	(1,060)	291,279
Machinery		8,376,212	593,225	(44,477)	1,816,003	(2,394,351)	(1,054)	—	(347,631)	7,997,927
Other		653,616	830,277	(2,286)	(607,271)	(180,980)	(495)	193	(205,338)	487,716
Right-of-use assets		1,472,035	672,723	(60,159)	(9,610)	(433,970)	(1,223)	507	(80,970)	1,559,333
Construction in progress		659,882	1,695,316	(1,071)	(1,554,047)	—	—	—	(32,329)	767,751

	￦	13,377,077	3,798,576	(145,380)	(265,978)	(3,103,087)	(2,772)	1,339	(788,516)	12,871,259

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group recognized impairment losses for obsolete assets for the year ended December 31, 2021.

(*3)	Includes assets from the acquisition of YLP Inc. and another company by T map Mobility Co., Ltd. and from the acquisition of Rokmedia Co., Ltd. by One Store Co., Ltd.

(In millions of won)
	2020
	Beginning balance		Acquisition	Disposal	Transfer	Deprecia- tion(*1)	Impairment(*2)	Business combina- tion(*3)	Ending balance
Land	￦	981,389	525	(20,415)	37,532	—	—	40,292	1,039,323
Buildings		867,408	3,034	(21,811)	48,160	(55,215)	—	17,030	858,606
Structures		347,069	2,542	(4,417)	9,167	(36,995)	—	37	317,403
Machinery		7,924,392	553,052	(32,369)	2,180,445	(2,419,522)	(1,745)	171,959	8,376,212
Other		731,066	945,499	(6,486)	(817,819)	(203,376)	—	4,732	653,616
Right-of-use assets		1,326,628	736,157	(163,217)	—	(436,231)	—	8,698	1,472,035
Construction in progress		755,508	1,625,218	(16,162)	(1,709,735)	—	—	5,053	659,882

	￦	12,933,460	3,866,027	(264,877)	(252,250)	(3,151,339)	(1,745)	247,801	13,377,077

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group recognized impairment losses for obsolete assets for the year ended December 31, 2020.

(*3)	Includes assets from the acquisition of Broadband Nowon Co., Ltd. and from the merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd., a subsidiary of the Parent Company.